INVESTMENTS IN AFFILIATES - Narrative (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Nov. 08, 2018 $ / shares shares	Oct. 24, 2018 $ / shares	Oct. 01, 2018 USD ($) $ / shares shares	Nov. 15, 2017 USD ($) shares	Oct. 13, 2016 USD ($) $ / shares shares	Oct. 12, 2016 $ / shares	Jul. 25, 2016	Nov. 30, 2017 shares	Dec. 31, 2018 USD ($) vessel $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Jul. 06, 2016	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Equity method investments acquired:
Equity method investment, other than temporary impairment									$ 149,400
Minimum quarterly distribution per unit (in dollars per share) | $ / shares		$ 0.4042			$ 0.5775	$ 0.3850
Dividends received									15,837	$ 27,553	$ 26,515
Derivative asset									$ 95,500	112,317
Percentage of voting interest acquired									50.00%
Interest costs capitalized									$ 148,100
Investment in affiliates									$ 571,782	$ 703,225	648,780
Number of vessels | vessel									16
Number of vessels contributed | vessel									8
Investments, ownership percentage									100.00%
Common shares, par value (in dollars per share) | $ / shares									$ 1.00	$ 1.00
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Common stock purchased (in shares) | shares														500,000
Common stock purchased, price per share (in dollars per share) | $ / shares														$ 1
Percentage of voting interest acquired									50.00%					50.00%
Investee capital share amount called													$ 7,500
Cash paid to maintain equity interest													$ 3,750
Ownership percentage, equity method investment													50.00%
Proceeds from dividends									$ 200	$ 0
Golar Partners
Equity method investments acquired:
Dividends received				$ 900					$ 48,400	$ 52,300	$ 54,700
Avenir LNG Ltd
Equity method investments acquired:
Ownership percentage, equity method investment									22.50%	0.00%
Ownership percentage after transaction	22.50%
Investment in affiliates									$ 28,710	$ 0
Goodwill									$ 3,800
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Equity method investments acquired:
Investment company, committed capital			$ 182,000
Avenir LNG Ltd | Stolt-Nielsen Limited
Equity method investments acquired:
Ownership percentage after transaction	45.00%
Avenir LNG Ltd | Hoegh LNG Holdings Limited
Equity method investments acquired:
Ownership percentage after transaction	22.50%
Golar Partners
Equity method investments acquired:
Ownership percentage, equity method investment									32.00%	31.80%
Investment in affiliates									$ 271,160	$ 467,097
Percentage of IDRs									100.00%
Investments, ownership percentage									32.00%	31.80%
Golar Partners, Common Unit
Equity method investments acquired:
Number of units (in shares) | shares				374,295	2,994,364
Number of earn-out units (in shares) | shares					748,592			374,295
Golar Partners, General Partner Units
Equity method investments acquired:
Number of units (in shares) | shares				7,639	61,109
Number of earn-out units (in shares) | shares					15,278			7,639
OneLNG
Equity method investments acquired:
Ownership percentage, equity method investment									51.00%	51.00%
Ownership percentage after transaction							51.00%
Investment in affiliates									$ 0	$ 2,047
OneLNG | Schlumberger
Equity method investments acquired:
Ownership percentage after transaction							49.00%
The Cool Pool Limited (Pool Manager)
Equity method investments acquired:
Ownership percentage, equity method investment									50.00%	33.00%
GasLog
Equity method investments acquired:
Number of vessels contributed | vessel									6
Golar Power
Equity method investments acquired:
Ownership percentage, equity method investment									50.00%	50.00%		50.00%
Related party transaction amount									$ 55,000
Interest costs capitalized									10,500	$ 6,600
Investment in affiliates									$ 266,151	228,696
Number of vessels contributed | vessel									2
Equity Method Investments
Equity method investments acquired:
Reclassification of derivative					$ (15,000)
Other Noncurrent Assets
Equity method investments acquired:
Reclassification of derivative					$ 15,000
Earn-Out Units
Equity method investments acquired:
Derivative liability										7,400
Loss on derivative									$ 7,400
Derivative asset									$ 0	$ 7,400
Private Placement | Avenir LNG Ltd
Equity method investments acquired:
Investment in affiliates			$ 24,800
Number of subsidiary shares sold in transaction | shares	11,000,000		99,000,000
Shares subscribed but unissued | shares			24,800,000
Common shares, par value (in dollars per share) | $ / shares			$ 1
Sale of stock, price per share | $ / shares	$ 1.00		$ 1.00
Avenir LNG Ltd
Equity method investments acquired:
Ownership percentage, equity method investment			25.00%
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Equity method investments acquired:
Investment company, committed capital			$ 182,000